COMMITMENT AND CONTINGENCIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Purchase Agreements
Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at March 31, 2024, are as follows, in thousands:

Gulfstream G280 Fleet
2024	$18,500
2025	15,500
Total expected contractual payments	$34,000

Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at December 31, 2023, are as follows, in thousands:

For the twelve months ended December 31,	Gulfstream G280 Fleet
2024	$24,500
2025	15,500
Total expected contractual payments	$40,000

Summary of Future Estimated Minimum Lease Payments by Year and in Aggregate
Future estimated minimum lease payments by year and in aggregate, under the Company’s fixed payment operating lease consisted of the following at December 31, 2023, in thousand:
For the years ended December 31,	Operating Leases
2024	$464
2025	471
2026	479
2027	161
TOTAL	1,575
Less amount representing interest	(284)
Present value of net minimum payments (inc. $326 classified as current operating lease liability)	$1,291